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                             ING SERIES FUND, INC.
                                 ("REGISTRANT")


                    Supplement Dated October 28, 2005 to the

  ING Domestic Equity and Income Funds, ING Domestic Equity Growth Funds, ING Domestic Equity Index Funds, ING Domestic Equity Value Fund, and ING Strategic
                               Allocation Funds
            Classes A, B and C Prospectus dated September 30, 2005

                             ING Fixed Income Funds
               Classes A, B and C Prospectus dated July 29, 2005

            ING Global Equity Fund and ING International Equity Fund
                Classes A, B and C Prospectus dated March 1, 2005

                         ING Index Plus Protection Fund
              Classes A and B Prospectus dated September 30, 2005

      For the period August 29, 2005 through November 30, 2005, ING will waive the Contingent Deferred Sales Charges (CDSCs) for Class A, Class B and Class C shares for the above-named funds. This exception will not apply to exchanges. This waiver will also not apply to systematic or other periodic payments established prior to August 29, 2005. This offer is extended to all persons whose address of record as of August 29, 2005 was in one of the following counties/parishes:

-- 64 Louisiana parishes: Acadia, Allen, Ascension, Assumption, Avoyelles, Beauregard, Bienville, Bossier, Caddo, Caldwell, Calcasieu, Cameron, Catahoula, Claiborne, Concordia, Desoto, East Baton Rouge, East Carroll, East Feliciana, Evangeline, Franklin, Grant, Iberia, Iberville, Jackson, Jefferson, Jefferson Davis, Lafayette, Lafourche, LaSalle, Lincoln, Livingston, Madison, Morehouse, Natchitoches, Orleans, Ouachita, Pointe Coupee, Plaquemines, Rapides, Red River, Richland, Sabine, St. Bernard, St. Charles, St. Helena, St. James, St. John, St. Landry, St. Mary, St. Martin, St. Tammany, Tangipahoa, Tensas, Terrebonne, Union, Vermilion, Vernon, Washington, Webster, West Baton Rouge, West Carroll, West Feliciana and Winn.

-- 52 Mississippi counties: Adams, Amite, Attala, Chickasaw, Choctaw, Claiborne, Clarke, Clay, Copiah, Covington, Forrest, Franklin, George, Greene, Hancock, Harrison, Hinds, Itawamba, Jackson, Jasper, Jefferson, Jefferson Davis, Jones, Kemper, Lamar, Lauderdale, Lawrence, Leake, Lee, Lincoln, Lowndes, Madison, Marion, Monroe, Neshoba, Newton, Noxubee, Oktibbeha, Pearl River, Perry, Pike, Rankin, Scott, Simpson, Smith, Stone, Walthall, Warren, Wayne, Webster, Wilkinson, and Winston.

-- Ten Alabama counties: Baldwin, Clarke, Choctaw, Greene, Hale, Mobile, Pickens, Sumter, Tuscaloosa and Washington.


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THIS PROSPECTUS SUPPLEMENT SUPERCEDES AND REPLACES THE PROSPECTUS SUPPLEMENTS
FILED ON BEHALF OF THE ABOVE LISTED REGISTRANT DATED SEPTEMBER 15, 2005, SEPTEMBER 30, 2005 AND OCTOBER 13, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE